VANECK OFFICE AND COMMERCIAL REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic regions.
Number
of Shares Value
COMMON STOCKS: 98.3%
Equity Real Estate Investment Trusts (REITs) :
98.3%
AGREE REALTY CORP 260 $ 19,599
Alexander's, Inc. 194 45,823
American Assets Trust, Inc. 2,714 49,965
Brandywine Realty Trust 11,430 30,975
BRIXMOR PROPERTY GROUP
INC 788 22,694
BXP, Inc. 3,830 198,776
COPT Defense Properties 5,655 173,043
Cousins Properties, Inc. 8,773 198,007
Douglas Emmett, Inc. † 9,052 85,270
Easterly Government
Properties, Inc. 3,143 67,354
Empire State Realty Trust, Inc. 10,328 53,706
Highwoods Properties, Inc. 4,122 88,252
Hudson Pacific Properties,
Inc. * 3,681 21,755
JBG SMITH Properties † 3,152 46,051
Kilroy Realty Corp. † 3,155 89,003
Kimco Realty Corp. 1,483 33,323
Piedmont Realty Trust, Inc. * 9,755 64,090
Prologis, Inc. 599 79,176
Number
of Shares Value
Equity Real Estate Investment Trusts (REITs)
(continued)
Realty Income Corp. 1,243 $ 76,047
Regency Centers Corp. 311 23,530
Rexford Industrial Realty, Inc. 434 14,205
Simon Property Group, Inc. 424 79,089
SL Green Realty Corp. † 4,129 152,525
Vornado Realty Trust 7,575 196,874
WP Carey, Inc. 591 40,164
Underline
Total Common Stocks
(Cost: $2,362,246) 1,949,296
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
15.2%
Money Market Fund: 15.2%
(Cost: $301,684)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.66%(a) 301,684 301,684
Total Investments: 113.5%
(Cost: $2,663,930) 2,250,980
Liabilities in excess of other assets: (13.5)% (268,590)
NET ASSETS: 100.0% $ 1,982,390
† Security fully or partially on loan. Total market value of securities on loan is $332,393.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 1,949,296 $ — $ — $ 1,949,296
Money Market Fund 301,684 — — 301,684
Total Investments $ 2,250,980 $ — $ — $ 2,250,980